UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.) :      [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     GuideStone Capital Management
Address:  2401 Cedar Springs Rd
          Dallas, TX 75201

Form 13F File Number:     28 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodric E. Cummins
Title:    Senior Vice President
Phone:    214.720.4752

Signature, Place, and Date of Signing:

/s/ Rodric E. Cummins              Dallas, TX               01-03-13
--------------------------     -------------------     ------------------
      [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F
File Number  Name
28-11918     American Century Companies, Inc. (on behalf of American Century
             Investment Management, Inc.)
28-10120     AQR Capital Management, LLC
28-05508     Aronson + Johnson + Ortiz, LP
28-04825     Baillie Gifford & Co. (on behalf of Baillie Gifford Overseas
             Limited)
28-1006      Barrow, Hanley, Mewhinney & Strauss, Inc.
28-12019     BlackRock, Inc. (on behalf of BlackRock Financial Management)
28-04295     BlackRock Advisors, LLC (on behalf of BlackRock Institutional)
28-13380     Clifton Group Investment Management Company
28-10449     Columbus Circle Investors
28-10957     Genesis Asset Managers, LLP
28-04981     Goldman Sachs Group, Inc. (on behalf of Goldman Sachs Asset
             Management L.P.)
28-398       Loomis, Sayles & Company, L.P.
28-413       Lord, Abbett & Co LLC
28-06748     Marsico Capital Management, LLC
28-04968     Massachusetts Financial Services Co (on behalf of MFS Institutional
             Advisors, Inc.)
28-03719     McKinley Capital Management, Inc.
28-11450     Mondrian Investment Partners LTD
28-290       Northern Trust Corporation (on behalf of Northern Trust
             Investments, Inc.)
28-2701      Allianz Global Investors of America L.P. (on behalf of PIMCO)
28-04643     Payden & Rygel
28-10372     Philadelphia International Advisors, LP
28-05014     Rainier Investment Management Inc.
28-04760     RREEF America LLC
28-05734     Sands Capital Management, LLC
28-10621     Shenkman Capital Management, Inc.
28-11092     TimesSquare Capital Management, LLC
28-02494     The TCW Group, Inc. (on behalf of TCW Investment Management
             Company)
28-02924     Turner Investment Partners, Inc.
28-1700      Legg Mason, Inc. (on behalf of Western Asset Management Co.)
28-1700      Legg Mason, Inc. (on behalf of Western Asset Limited)